SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of external revenues and gross profit per geographic segment	Total external revenues and gross profit per geographic segment for the financial year 2021, 2020 and 2019 are:

Amounts in US$ ‘000	2021	2020	2019
Revenues:
US	193,419	202,684	182,294
Europe	4,933	8,232	5,648
RoW	519	1,258	1,447
Total revenues	198,871	212,174	189,389
Gross profit:
US	176,266	184,024	162,226
Europe	1,049	3,534	2,141
RoW	414	1,077	1,094
Total gross profit	177,729	188,635	165,461